SCHEDULE OF INFORMATION ON LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest expense on lease liabilities	$ 36	$ 29
Total cash outflow for leases	$ 86	$ 79